TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables [Line Items]
Total trade receivables	$ 206,736	$ 305,722
Allowance for credit losses	(16,529)	(8,941)
Current trade receivables	190,207	296,781
Commodity receivables
Trade And Other Receivables [Line Items]
Total trade receivables	172,045	285,700
Other receivables
Trade And Other Receivables [Line Items]
Total trade receivables	$ 34,691	$ 20,022